Offsetting of financial assets and liabilities	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements [Abstract]
Offsetting Assets Liabilities [Text Block]

Note 25 – Offsetting of financial assets and liabilities

The following tables present the potential effect of rights of setoff associated with the Corporation's recognized financial assets and liabilities at December 31, 2014 and December 31, 2013.

As of December 31, 2014
				Gross Amounts Not Offset in the Statement of Financial Position
(In thousands)	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position	Financial Instruments	Securities Collateral Received	Cash Collateral Received	Net Amount
Derivatives	$25,361	$-	$25,361	$320	$-	$-	$25,041
Reverse repurchase agreements	151,134	-	151,134	-	151,134	-	-
Total	$176,495	$-	$176,495	$320	$151,134	$-	$25,041

As of December 31, 2014
				Gross Amounts Not Offset in the Statement of Financial Position
(In thousands)	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position	Financial Instruments	Securities Collateral Pledged	Cash Collateral Pledged	Net Amount
Derivatives	$23,032	$-	$23,032	$320	$8,781	$-	$13,931
Repurchase agreements	1,171,657	-	1,171,657	-	1,171,657	-	-
Total	$1,194,689	$-	$1,194,689	$320	$1,180,438	$-	$13,931

As of December 31, 2013
				Gross Amounts Not Offset in the Statement of Financial Position
(In thousands)	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position	Financial Instruments	Securities Collateral Received	Cash Collateral Received	Net Amount
Derivatives	$34,793	$-	$34,793	$1,220	$-	$-	$33,573
Reverse repurchase agreements	175,965	-	175,965	-	175,965	-	-
Total	$210,758	$-	$210,758	$1,220	$175,965	$-	$33,573

As of December 31, 2013
				Gross Amounts Not Offset in the Statement of Financial Position
(In thousands)	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position	Financial Instruments	Securities Collateral Pledged	Cash Collateral Received	Net Amount
Derivatives	$32,378	$-	$32,378	$1,220	$14,003	$-	$17,155
Repurchase agreements	1,659,292	-	1,659,292	-	1,659,292	-	-
Total	$1,691,670	$-	$1,691,670	$1,220	$1,673,295	$-	$17,155

The Corporation's derivatives are subject to agreements which allow a right of set-off with each respective counterparty. In addition, the Corporation's Repurchase Agreements and Reverse Repurchase Agreements have a right of set-off with the respective counterparty under the supplemental terms of the Master Repurchase Agreements. In an event of default each party has a right of set-off against the other party for amounts owed in the related agreement and any other amount or obligation owed in respect of any other agreement or transaction between them.